Description of the Business and Liquidity (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cumulative net loss		$ (95,524,502)		$ (93,868,764)	$ (85,726,580)
Net cash flows from operating activities		$ (1,346,177)	$ (1,608,561)	(5,820,043)	(8,637,734)
Proceeds from issuance of private placement				$ 5,800,000	$ 8,600,000
Brainlab Senior Secured Note Payable [Member]
Maturity date		Dec. 31, 2018		Dec. 31, 2018	Apr. 30, 2016
Debt face amount		$ 2,000,000		$ 2,000,000	$ 5,000,000
September 2016 Private Placement [Member]
Proceeds from issuance of private placement		3,800,000		3,800,000
Debt face amount		1,750,000		1,750,000
September 2016 Private Placement [Member] | Secured Notes 2014 [Member]
Conversion of private placement equity into debt	$ 1,750,000
Description of unit
Each unit consisting of one share of the Company’s common stock and one warrant to purchase 0.90 share of the Company’s common stock, based on the offering price per unit in the 2016 PIPE.

December 2015 Private Placement [Member]
Proceeds from issuance of private placement		4,700,000		4,700,000
December 2014 Private Placement [Member]
Proceeds from issuance of private placement		9,400,000		9,400,000
March 2014 Private Placement [Member]
Proceeds from issuance of private placement		$ 3,500,000		$ 3,500,000